Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 6.0
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions

GENERAL DYNAMICS CORPORATION
401(k) PLAN 6.0
Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions
Year ended December 31, 2025

Participant contributions transferred late to plan	Total that constitute nonexempt prohibited transactions: $3,080			Total fully corrected under VFCP and PTE 2002-51
Check here if late participant loan repayments are included [ x ]	Contributions not corrected	Contributions corrected outside VFCP	Contributions pending correction in VFCP
2024	$119	$2,961	$—	$—

See accompanying Report of Independent Registered Public Accounting Firm.